Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Anime Business
Acquisitions
Schedule of consideration of acquisitions
The consideration of acquisition of Anime Business was allocated based on their fair value of the assets acquired and the liabilities
assumed as follows:

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	189,763
Intangible assets
—Brand	85,000	8 years
—Vendor relationship	75,000	10 years
—Non-compete clause	54,000	6 years
Goodwill	283,402

Total	687,165

Total purchase price comprised of:

Amount
RMB in thousands
Cash consideration	369,124
Share consideration	243,203
Fair value of previously held equity interests	74,838

Total	687,165

Comics Business
Acquisitions
Schedule of consideration of acquisitions
The consideration of acquisition of Comics Business was allocated based on their fair
value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	48,764
Intangible assets
—Brand	23,000	10 years
—User base	11,000	3 years
—Copyrights	269,000	8 years
—Technology	4,000	3 years
—Non-compete clause	5,000	2 years
Deferred tax liabilities	(42,133)
Goodwill	281,369

Total	600,000

Total purchase price comprised of:

Amount
RMB in thousands
Cash consideration	600,000

Game Business
Acquisitions
Schedule of consideration of acquisitions
The consideration of acquisition of Game Business was allocated based
on their fair value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	333,830
Intangible assets
—Non-compete clause	111,000	6 years
—Others	50,965	5 years
Deferred tax liabilities	(40,491)
Goodwill	344,696

Total	800,000

Total purchase price comprised of:

Amount
RMB in thousands
Cash consideration	800,000

Other acquisitions
Acquisitions
Schedule of consideration of acquisitions	The Group’s other acquisitions are summarized in the following table:

	For the Year Ended December 31,			Amortization Period
	2020	2021	2022

	Amount
	RMB in thousands
Net assets acquired	18,495	28,320	85,369
Intangible assets
—Brand	—	66,000	—	5 years
—Customer relationship	—	83,000	—	5 years
—Non-compete clause	—	28,000	9,000	6 years
—Others	160,636	71,100	61,000	1 to 10 years
Deferred tax liabilities	(49,140)	—	(17,500)
Goodwill	283,760	477,746	42,131

Total	413,751	754,166	180,000

Total purchase price comprised of:

	For the Year Ended December 31,
	2020	2021	2022

	Amount

	RMB in thousands
Cash consideration	295,323	244,949	150,000
Share consideration	118,428	391,244	—
Fair value of previously held equity interests	—	117,973	30,000

Total	413,751	754,166	180,000